UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932 John Hancock World Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code) Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Health Sciences Fund

1.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 81.16%		$284,220,959
(Cost $197,691,038)

Agricultural Products 1.40%		4,908,600

Corn Products International, Inc.	180,000	4,908,600

Biotechnology 15.23%		53,312,504

Amgen, Inc. (I)	115,000	8,382,350
Celgene Corp. (I)	35,000	2,490,250
Genentech, Inc. (I)(L)	95,450	8,201,064
Genzyme Corp. (I)	100,000	7,094,000
Gilead Sciences, Inc. (I)	117,000	7,121,790
Human Genome Sciences, Inc. (I)(L)	105,000	1,155,000
Medarex, Inc. (I)	332,500	4,648,350
Neurocrine Biosciences, Inc. (I)(L)	56,000	3,403,120
OSI Pharmaceuticals, Inc. (I)(L)	144,000	4,055,040
Regeneration Technologies, Inc. (I)	180,000	1,422,000
Sepracor, Inc. (I)(L)	51,000	2,902,410
Telik, Inc. (I)(L)	127,000	2,437,130

Health Care Distributors 0.61%		2,120,000

McKesson Corp.	40,000	2,120,000

Health Care Equipment 15.51%		54,309,710

American Medical Systems Holdings, Inc. (I)(L)	25,000	566,500
ArthroCare Corp. (I)(L)	75,000	3,359,250
Biomet, Inc. (L)	59,500	2,249,695
Boston Scientific Corp. (I)	66,350	1,451,074
CryoCor, Inc. (I)	82,350	422,456
Electro-Optical Sciences, Inc. (I)	350,000	1,876,000
Fisher Scientific International, Inc. (I)	73,500	4,914,945
Guidant Corp.	50,000	3,680,000
HemoSense, Inc. (I)(L)	150,000	936,000
Hospira, Inc. (I)	204,150	9,135,712
Medtronic, Inc.	210,000	11,858,700
Stereotaxis, Inc. (I)	193,461	2,491,778
Stryker Corp. (L)	54,000	2,694,600
The Cooper Companies, Inc.	75,000	4,157,250
Varian Medical Systems, Inc. (I)(L)	75,000	4,515,750

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Health Care Facilities 2.02%		7,086,105

Community Health Systems, Inc. (I)	119,500	4,348,605
DaVita, Inc. (I)	50,000	2,737,500

Health Care Services 14.39%		50,400,973

Aveta, Inc. (B)(I)(S)	862,790	11,647,665
Caremark Rx, Inc. (I)	113,000	5,570,900
Dendreon Corp. (I)(L)	80,079	404,399
Emdeon Corp. (I)	100,000	934,000
Hythiam, Inc. (I)(L)	200,000	1,216,000
ICON Plc, American Depositary Receipt (ADR) (Ireland) (I)	65,000	2,858,700
Magellan Health Services, Inc. (I)	160,000	5,836,800
Medco Health Solutions, Inc. (I)	94,910	5,134,631
Nektar Therapeutics (I)(L)	412,000	8,157,600
Onyx Pharmaceuticals, Inc. (I)	119,200	3,348,328
OXiGENE, Inc. (I)(L)	200,000	832,000
PDL BioPharma, Inc. (I)(L)	153,000	4,459,950

Health Care Supplies 3.63%		12,720,800

Alcon, Inc. (Switzerland)	20,000	2,558,400
Bioenvision, Inc. (I)(L)	185,000	1,502,200
Healthcare Acquisition Corp. (I)	150,000	1,072,500
Inhibitex, Inc. (I)	300,000	2,661,000
Rotech Healthcare, Inc. (I)	200,000	3,302,000
ViroPharma, Inc. (I)	70,000	1,624,700

Life & Health Insurance 1.34%		4,693,950

Universal American Financial Corp. (I)	285,000	4,693,950

Managed Health Care 6.40%		22,422,895

CIGNA Corp.	30,000	3,648,000
UnitedHealth Group, Inc.	160,870	9,558,895
WellPoint, Inc. (I)	120,000	9,216,000

Multi-Utilities & Unregulated Power 0.93%		3,252,553

British Energy Group PLC (United Kingdom) (I)	300,000	3,252,553

Pharmaceuticals 19.70%		68,992,869

Abbot Laboratories	230,000	9,924,500
Andrx Corp. (I)	160,000	2,808,000
ARIAD Pharmaceuticals, Inc. (I)(L)	100,000	618,000
Aspreva Pharmaceuticals Corp. (Canada) (I)	155,000	3,100,000
Cubist Pharmaceuticals, Inc. (I)	100,000	2,164,000
DUSA Pharmaceuticals, Inc. (I)(L)	180,000	1,832,400
Johnson & Johnson	120,000	6,904,800

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Medicines Co. (The) (I)(L)		210,000	4,042,500
MGI Pharma, Inc. (I)(L)		115,000	1,917,050
Novartis AG, (ADR) (Switzerland)		145,000	7,998,200
Pfizer, Inc.		158,800	4,077,984
Progenics Pharmaceuticals, Inc. (I)(L)		130,000	3,679,000
Roche Holding AG (Switzerland)		45,000	7,095,465
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)		181,000	8,823,750
Teva Pharmaceutical Industries Ltd., (ADR) (Israel)		94,000	4,007,220
Issuer		Shares	Value
Warrants 0.07%			$232,500
(Cost $142,500)

Health Care Supplies 0.07%			232,500

Healthcare Acquisition Corp. (I)		150,000	232,500
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 18.77%			$65,736,157
(Cost $65,736,157)

Joint Repurchase Agreement 3.22%			11,288,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12
and 1.625% due 01-15-15)	4.390	11,288	11,288,000
		Shares

Cash Equivalents 15.55%			54,448,157

AIM Cash Investment Trust (T)		54,448,157	54,448,157

Total investments 100.00%			$350,189,616

Issuer		Shares	Value
Investments sold short			$3,291,400
(Proceeds $3,127,067)

Health Care Equipment			2,078,500

Kyphon, Inc. (I)		50,000	2,078,500
Health Care Services			1,212,900

Wellcare Health Plans, Inc. (I)		30,000	1,212,900

John Hancock Health Sciences Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,647,665 or 3.33% of the Fund's total investments as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $263,569,695. Gross unrealized appreciation and depreciation of investments aggregated $91,300,125 and $4,680,204, respectively, resulting in net unrealized appreciation of $86,619,921.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: March 24, 2006